STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 12 - STOCKHOLDERS' EQUITY

Authorized Stock

The Company has authorized to issue is 75,000,000 common shares with a par value of $0.001 per share.

As of September 30, 2018 and December 31, 2017, there were 25,795,871 and 23,901,252 shares of the Company’s common stock issued and outstanding, respectively.

Common Share Issuances

On January 24, 2018, the Company issued 50,000 common stock shares at $1.48 per share for consulting services to be performed over a one year period. The total value of this issuance was $74,000 and as of September 30, 2018, $23,108 is included in prepaid expenses and other assets.

On May 16, 2018, the Company issued 70,150 common stock shares at $0.65 per share for consulting services performed. The total value of this issuance was $45,614.

On May 16, 2018, the Company issued 1,000,000 common stock shares at $0.97 per share for consulting services to be performed over a 30 month period. The total value of this issuance was $970,000 and as of September 30, 2018, $831,429 is included in prepaid expenses and other assets.

On July 17, 2018, the Company issued 70,000 common stock shares at $1.85 per share for consulting services to be performed over a six month period. The total value of this issuance was $129,500.

On July 17, 2018, the Company issued 69,444 common stock shares at $0.72 per share for the cancellation of two months rent and overages for property tax and general liability insurance. The total value of this issuance was $50,000.

On July 17, 2018, the Company issued 250,000 common stock shares at $1.10 per share for strategic marketing and development advisory services to be performed over a six month period. The total value of this issuance was $275,000.

On August 17, 2018, the Company issued a total of 115,000 common stock shares at $1.65 per share for compensation of extending the maturity dates of convertible promissory notes of three note holders. The total value of this issuance was $189,750. The Company considered if the amendment of the convertible promissory note was a debt modification or extinguishment based on the guidelines of ASC 470-50, and concluded that the amendments of the convertible promissory notes were debt modifications. The Company recorded the fair market value of the 115,000 common stock shares issued as a debt discount that has been fully amortized as of September 30, 2018.

On September 4, 2018, the Company issued 90,000 common stock shares at $0.71 per share and 90,000 shares at $1.00 per share for media and advertising services to be performed over a six month period. The total value of these issuances was $153,900.

On September 4, 2018, the Company issued 90,000 common stock shares at $3.24 per share for media and advertising services to be performed over a six month period. The total value of this issuance was $291,600.

Stock Payable

On April 2, 2018 (the “Effective Date”), the Company entered into a patent purchase agreement (“Agreement”) with an individual (“Assignor”) who is the owner of all rights, title and interest in and to certain Assigned Patents to purchase the rights to the Assigned Patents. As consideration for the assignment of the Assigned Patents and other rights under the Agreement, the Company shall issue to Assignor shares of its Common Stock (“Shares”) as follows, provided, that the maximum number of Shares issuable hereunder shall not exceed Two Hundred Thousand (200,000): (a) 50,000 Shares will be issued on the Effective Date; (b) 10,000 Shares will be issued for each Abandoned Application the prosecution of which is revived by the United States Patent and Trademark Office (“USPTO”); and (c) 50,000 Shares will be issued upon issuance by the USPTO of each patent that includes at least one specific claim in a patent application that recites subject matter to be defined by Assignee in its sole discretion (“Target Claim”). For the nine months period ended September 30, 2018, the Company owed 50,000 Shares at $0.69 price per share,20,000 Shares at $0.70 price per share and 50,000 shares at $0.97 price per share, for a total of 120,000 Shares. As the Company has not yet issued the 120,000 Shares as of September 30, 2018, the Company recorded a stock payable of $97,000, where $94,618 is included in intellectual property and patents as of September 30, 2018.

 On July 7, 2018, a convertible promissory note and accrued interest totaling $263,398 was converted into 297,288 shares of common stock of the Company at a price of $0.886 per share. As of our filing of our Form 10-Q for the quarterly period ended September 30, 2018, the company has not yet issued these common stock shares and has recorded a stock payable.

On August 3, 2018, the Company entered into a Media Advertising Agreement (“Agreement”). Per the terms of the Agreement, the Company was to issue 30,000 common stock shares at $1.88 per share for providing media and advertising services over a six month period. The total value of these issuances was $56,400. As of our filing of our Form 10-Q for the quarterly period ended September 30, 2018, the company has not yet issued these common stock shares and has recorded a stock payable.

On September 5, 2018, the Company issued an unsecured $150,000 Promissory Note (“Note”) with an individual. As part of the issuance of the Note, the Company is to issue 50,000 common stock shares as an equity kicker at a $2.88 price per share. As the Company did not issue the 50,000 common stock shares as of September 30, 2018, the Company recorded a stock payable of $144,000.

As of September 30, 2018, the Company still has $308,328 worth of stock payable not yet issued that is from the year ended December 31, 2017 audited figures.

Authorized Stock

The Company has authorized to issue is 75,000,000 common shares with a par value of $0.001 per share.

As of December 31, 2017 and December 31, 2016, there were 23,901,252 and 23,336,673 shares of the Company’s common stock issued and outstanding, respectively.

Common Share Issuances

On April 7, 2017, the Company issued 14,579 common stock shares at $6.86 per share for consulting services to be performed over a one year period. The total value of this issuance was $100,000 and as of December 31, 2017, $26,575 is included in prepaid expenses and other assets.

On April 24, 2017, the Company issued 100,000 common stock shares at $7.00 per share for consulting services to be performed over a six month period. The total value of this issuance was $700,000.

On May 18, 2017, the Company issued 300,000 common stock shares at $2.10 per share for consulting services to be performed over a one year period. The total value of this issuance was $630,000 and as of December 31, 2017, $39,699 is included in prepaid expenses and other assets.

On August 21, 2017, the Company issued 100,000 common stock shares at $5.30 per share for consulting services to be performed over a four month period. The total value of this issuance was $530,000.

On October 15, 2017, the Company issued 50,000 common stock shares at $4.90 per share for consulting services to be performed over a one year period. The total value of this issuance was $245,000 and as of December 31, 2017, $192,644 is included in prepaid expenses and other assets.

Stock Payable

On December 14, 2017, the Company issued a $100,000 convertible promissory note to a company due June 14, 2018. In connection with issuance of this convertible promissory note, the Company is to issue 150,000 common stock shares at $2.05 per share per the terms of the convertible promissory note. As of December 31, 2017, the Company has not yet issued these common stock shares and thus the Company recorded a stock payable for $307,500.

On October 15, 2017, the Company entered into a Consulting Agreement (“Agreement”) with an individual (“Consultant”) to provide business development advisory services. In consideration for the Consultant’s services provided, the Company shall grant 100,000 common stock shares, where 50,000 common stock shares shall be issued on October 15, 2017 and the remaining 50,000 common stock shares shall be granted to the Consultant within 90 days of execution of the Agreement. The Company issued 50,000 common stock shares at $4.90 per share for consulting services to be performed over a one year period on October 15, 2017. As the Company did not issue the remaining 50,000 common stock shares before the year ended December 31, 2017, the Company recorded a stock payable of $16,667, which is included in consulting expenses.